Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenues
Sales to third parties	$ 60,547,274	$ 42,134,665
Sales to related parties	0	1,050
Total revenues	60,547,274	42,135,715
Cost of revenues	(58,377,822)	(39,148,005)
Gross profit	2,169,452	2,987,710
Operating expenses
Allowance for doubtful accounts	(193,932)	(361,847)
Selling and distribution expenses	(52,146)	(127,345)
General and administrative expenses	(1,271,111)	(3,113,213)
Total operating expenses	(1,517,189)	(3,602,405)
Income (loss) from operations	652,263	(614,695)
Other income (expenses)
Change in fair value of derivative liability	2,129,709	0
Interest income	751,791	71,814
Interest expense	(302,707)	(122,290)
Amortization of debt issuance costs	(1,476,435)	0
Loss from extinguishment	(1,255,942)	0
Government grant	1,456,032	0
Other income, net	257	81,823
Total other income, net	1,302,705	31,347
Income (loss) before income taxes	1,954,968	(583,348)
Provision for income taxes	(375,109)	(3,590)
Net income (loss)	1,579,859	(586,938)
Comprehensive income
Net income (loss)	1,579,859	(586,938)
Foreign currency translation	5,689,147	2,430,396
Comprehensive income attributable to Farmmi, Inc.	$ 7,269,006	$ 1,843,458
Weighted average number of ordinary shares
Basic	23,906,985	22,583,259
Diluted	38,029,792	22,583,259
Earnings (loss) per ordinary share
Basic	$ 0.07	$ (0.03)
Diluted	$ 0.04	$ (0.03)